Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 12,578	$ 3,588
Cost of Sales	10,695	19,710
Gross Profit (Loss)	1,883	(16,122)
Operating Expenses:
General and Administrative	1,767,664	1,815,829
Research and Development	98,230	12,672
Sales and Marketing	94,977	171,509
Total Operating Expenses	1,960,871	2,000,010
Loss from operations	(1,958,988)	(2,016,132)
Other Income (expense)
Derivative expense	(1,702,100)
Interest expense	(228,595)	(32,185)
Gain on Settlements		47,710
Loss on Sale of Assets		(389)
Gain (Loss) on Extinguishment of Debt	366,903	(81,738)
Total Other Income (Expense)	(1,563,792)	(66,602)
Net Loss before income taxes	(3,522,780)	(2,082,734)
Income Tax Provision
Net Loss	$ (3,522,780)	$ (2,082,734)
Net Loss Per Share - Basic and Diluted	$ (0.57)	$ (0.39)
Weighted Average Common Shares Outstanding - Basic and Diluted	6,198,717	5,305,590